Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Aug. 31, 2022
Statutory Reserves and Restricted Net Assets [Abstract]
Schedule of restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings
	As of August 31,
	2021	2022
	RMB	RMB
Paid-in capital	445,288	165,615
Additional paid-in capital	6,239	9,556
Statutory reserves	3,993	29,841
Retained earnings	1,596,274	1,397,490
Total	2,051,794	1,602,502